AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 95.6%
Communication Services - 20.7%
Alphabet, Inc., Class C*	26,100	$3,044,304
Liberty Broadband Corp., Class C*	2,786	303,479
Liberty Media Corp.-Liberty SiriusXM, Class C*	19,665	783,060
Meta Platforms, Inc., Class A*	5,247	834,798
T-Mobile US, Inc.*	17,938	2,566,210

Total Communication Services		7,531,851
Consumer Discretionary - 15.1%
Bath & Body Works, Inc.	16,099	572,158
LKQ Corp.	31,730	1,740,073
NVR, Inc.*	379	1,664,985
Starbucks Corp.	17,888	1,516,545

Total Consumer Discretionary		5,493,761
Consumer Staples - 18.4%
Albertsons Cos., Inc., Class A	24,613	660,859
BJ's Wholesale Club Holdings, Inc.*	4,072	275,675
Keurig Dr Pepper, Inc.	53,341	2,066,430
Nestle SA, Sponsored ADR (Switzerland)	15,833	1,945,242
Unilever PLC, Sponsored ADR (United Kingdom)[1]	35,263	1,715,898

Total Consumer Staples		6,664,104
Energy - 6.0%
EOG Resources, Inc.	10,974	1,220,528
Suncor Energy, Inc. (Canada)	28,002	950,388

Total Energy		2,170,916
	Shares	Value
Financials - 20.1%
Ares Management Corp., Class A	18,226	$1,305,893
Berkshire Hathaway, Inc., Class B*	9,950	2,990,970
KKR & Co., Inc.	26,107	1,447,894
Willis Towers Watson PLC (United Kingdom)	7,501	1,552,257

Total Financials		7,297,014
Health Care - 1.6%
UnitedHealth Group, Inc.	1,099	596,032
Information Technology - 13.7%
Fiserv, Inc.*	20,190	2,133,679
Visa, Inc., Class A1	13,466	2,856,274

Total Information Technology		4,989,953

Total Common Stocks (Cost $35,465,666)		34,743,631
Short-Term Investments - 5.5%
Other Investment Companies - 5.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[2]	1,316,729	1,316,729
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[2]	678,331	678,331

Total Short-Term Investments (Cost $1,995,060)		1,995,060
Total Investments - 101.1% (Cost $37,460,726)		36,738,691
Other Assets, less Liabilities - (1.1)%		(412,247)
Net Assets - 100.0%		$36,326,444

*	Non-income producing security.
[1]	Some of these securities, amounting to $4,202,478 or 11.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$34,743,631	—	—	$34,743,631
Short-Term Investments
Other Investment Companies	1,995,060	—	—	1,995,060
Total Investments in Securities	$36,738,691	—	—	$36,738,691

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.

AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$4,202,478	—	$4,280,562	$4,280,562
The following table summarizes the securities received as collateral for securities lending at July 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	08/25/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.